Average Annual Total Returns - DWS Gov and Agcy Money Fund - DWS Government and Agency Securities Portfolio - DWS Government and Agency Money Fund	Class Inception	1 Year	5 Years	10 Years
Total	Mar. 19, 2007	0.33%	1.00%	0.50%